Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts	Fully Benefit-Responsive Investment Contracts
The Master Trust invests in security-backed investment contracts through the Goldman Sachs Stable Value Fund as of December 31, 2025 and 2024 and for the years then ended. The Fund primarily invests in wrapper contracts and insurance company separate account agreements. The wrapper contracts provide assurance that future adjustments to the variable crediting rates of investments in the common collective trust cannot result in a crediting rate less than zero.

The Fund is managed exclusively for participants of the Plans. The Fund seeks to earn current income, while seeking to preserve capital and stability of the principal. The Fund may utilize guaranteed investment contracts and/or synthetic investment contracts as part of its investment strategy. The Fund may utilize individual securities and/or pooled vehicles as underlying investments of synthetic investment contracts. Participant-directed redemptions generally have no restrictions; however, plan-initiated redemptions and/or other major events may necessitate restrictions. The synthetic investment contract meets the fully benefit-responsive investment contract criteria and, therefore, it is reported at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because contract value is the amount participants would generally receive if they were to initiate permitted transactions under the terms of the Plans.

The Goldman Sachs Stable Value Fund contracts are synthetic investment contracts issued by an insurance company or other financial institution, backed by a Limited Liability Company or a common collective trust in which the Fund is invested. These contracts typically allow for realized and unrealized gains and losses on the underlying assets to be amortized, usually over the duration of the underlying investments, through adjustments to the future interest crediting rate, rather than reflected immediately in the net assets of the Fund. The issuer guarantees that all qualified participant withdrawals will be at contract value.

Risks arise when entering into any investment contract due to the potential inability of the issuer to meet the terms of the contract. In addition, security-backed investment contracts have the risk of default or the lack of liquidity of the underlying portfolio assets.

The primary variables impacting the future crediting rates of security-backed investment contracts include the current yield of the assets underlying the contract, the duration of the assets underlying the contract, and the existing difference between the fair value and contract value of the assets within the contract.

The Fund uses a compound net crediting rate formula, which reflects fees paid to security-backed contract issuers. The security-backed investment contracts are designed to reset their respective crediting rates on a quarterly basis and cannot credit an interest rate that is less than zero percent. The crediting rate of security-backed investment contracts will track current market yields on a trailing basis. The rate reset allows the contract value to converge with the fair value of the underlying portfolio over time, assuming the portfolio continues to earn the current yield for a period of time equal to the current portfolio duration. To the extent that the underlying portfolio of a security-backed investment contract has unrealized and/or realized losses, a positive adjustment is made to the adjustment from fair value to contract value under contract value accounting. As a result, the future crediting rate may be lower over time than the then-current market rates.
4.    Fully Benefit-Responsive Investment Contracts (continued)

Similarly, if the underlying portfolio generates unrealized and/or realized gains, a negative adjustment is made to the adjustment from fair value to contract value, and the future crediting rate may be higher than the then-current market rates.

Security-backed investment contracts generally provide for withdrawals associated with certain events that are not in the ordinary course of Fund's operations. These withdrawals are paid with a market value adjustment applied to the withdrawal as defined in the investment contract. Each contract issuer specifies the events that may trigger a market value adjustment. At this time, the Fund does not believe that the occurrence of any such market value event, which would limit the Fund's ability to transact at contract value with participants, is probable.

Certain events may limit the ability of the Plans to transact at contract value with contract issuers and, in some cases, may result in withdrawals being paid at market value or subject to a market value adjustment. These events include, but are not limited to: failure of the Plan to qualify under applicable tax provisions or ERISA requirements; plan termination, merger, or significant amendments to plan provisions or administration (including changes to contributions, participant re-enrollment, or investment options); changes to restrictions on competing investment options; employer-initiated events such as layoffs, divestitures, or bankruptcy that materially affect Plan operations; establishment of other benefit plans; changes in applicable laws, regulations, or accounting requirements; communications influencing participant investment behavior; or other events outside the ordinary course of Plan operations. In addition, contract value may be adjusted in the event of default or impairment of underlying securities. Management has determined that no events are probable that would limit the Plans’ ability to transact at contract value with contract issuers or participants.
Security-backed investment contracts generally contain termination provisions, allowing the Fund or the contract issuer to terminate with notice at any time at fair value and providing for automatic termination of the contract if the contract value or the fair value of the underlying portfolio equals zero. The issuer is obligated to pay the excess contract value when the fair value of the underlying portfolio equals zero. In addition, if the Fund defaults on its obligations under the security-backed contract (including the issuer’s determination that the agreement constitutes a non‑exempt prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the contract, then the contract may be terminated by the issuer and the Fund will receive the fair value as of the date of termination.
EBP 030
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts	Fully Benefit-Responsive Investment Contracts
The Master Trust invests in security-backed investment contracts through the Goldman Sachs Stable Value Fund as of December 31, 2025 and 2024 and for the years then ended. The Fund primarily invests in wrapper contracts and insurance company separate account agreements. The wrapper contracts provide assurance that future adjustments to the variable crediting rates of investments in the common collective trust cannot result in a crediting rate less than zero.

The Fund is managed exclusively for participants of the Plans. The Fund seeks to earn current income, while seeking to preserve capital and stability of the principal. The Fund may utilize guaranteed investment contracts and/or synthetic investment contracts as part of its investment strategy. The Fund may utilize individual securities and/or pooled vehicles as underlying investments of synthetic investment contracts. Participant-directed redemptions generally have no restrictions; however, plan-initiated redemptions and/or other major events may necessitate restrictions. The synthetic investment contract meets the fully benefit-responsive investment contract criteria and, therefore, it is reported at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because contract value is the amount participants would generally receive if they were to initiate permitted transactions under the terms of the Plans.

The Goldman Sachs Stable Value Fund contracts are synthetic investment contracts issued by an insurance company or other financial institution, backed by a Limited Liability Company or a common collective trust in which the Fund is invested. These contracts typically allow for realized and unrealized gains and losses on the underlying assets to be amortized, usually over the duration of the underlying investments, through adjustments to the future interest crediting rate, rather than reflected immediately in the net assets of the Fund. The issuer guarantees that all qualified participant withdrawals will be at contract value.

Risks arise when entering into any investment contract due to the potential inability of the issuer to meet the terms of the contract. In addition, security-backed investment contracts have the risk of default or the lack of liquidity of the underlying portfolio assets.

The primary variables impacting the future crediting rates of security-backed investment contracts include the current yield of the assets underlying the contract, the duration of the assets underlying the contract, and the existing difference between the fair value and contract value of the assets within the contract.

The Fund uses a compound net crediting rate formula, which reflects fees paid to security-backed contract issuers. The security-backed investment contracts are designed to reset their respective crediting rates on a quarterly basis and cannot credit an interest rate that is less than zero percent. The crediting rate of security-backed investment contracts will track current market yields on a trailing basis. The rate reset allows the contract value to converge with the fair value of the underlying portfolio over time, assuming the portfolio continues to earn the current yield for a period of time equal to the current portfolio duration. To the extent that the underlying portfolio of a security-backed investment contract has unrealized and/or realized losses, a positive adjustment is made to the adjustment from fair value to contract value under contract value accounting. As a result, the future crediting rate may be lower over time than the then-current market rates.
4.    Fully Benefit-Responsive Investment Contracts (continued)

Similarly, if the underlying portfolio generates unrealized and/or realized gains, a negative adjustment is made to the adjustment from fair value to contract value, and the future crediting rate may be higher than the then-current market rates.

Security-backed investment contracts generally provide for withdrawals associated with certain events that are not in the ordinary course of Fund's operations. These withdrawals are paid with a market value adjustment applied to the withdrawal as defined in the investment contract. Each contract issuer specifies the events that may trigger a market value adjustment. At this time, the Fund does not believe that the occurrence of any such market value event, which would limit the Fund's ability to transact at contract value with participants, is probable.

Certain events may limit the ability of the Plans to transact at contract value with contract issuers and, in some cases, may result in withdrawals being paid at market value or subject to a market value adjustment. These events include, but are not limited to: failure of the Plan to qualify under applicable tax provisions or ERISA requirements; plan termination, merger, or significant amendments to plan provisions or administration (including changes to contributions, participant re-enrollment, or investment options); changes to restrictions on competing investment options; employer-initiated events such as layoffs, divestitures, or bankruptcy that materially affect Plan operations; establishment of other benefit plans; changes in applicable laws, regulations, or accounting requirements; communications influencing participant investment behavior; or other events outside the ordinary course of Plan operations. In addition, contract value may be adjusted in the event of default or impairment of underlying securities. Management has determined that no events are probable that would limit the Plans’ ability to transact at contract value with contract issuers or participants.
Security-backed investment contracts generally contain termination provisions, allowing the Fund or the contract issuer to terminate with notice at any time at fair value and providing for automatic termination of the contract if the contract value or the fair value of the underlying portfolio equals zero. The issuer is obligated to pay the excess contract value when the fair value of the underlying portfolio equals zero. In addition, if the Fund defaults on its obligations under the security-backed contract (including the issuer’s determination that the agreement constitutes a non‑exempt prohibited transaction as defined under ERISA), and such default is not corrected within the time permitted by the contract, then the contract may be terminated by the issuer and the Fund will receive the fair value as of the date of termination.